Cover	Nov. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	001-41143
Entity Registrant Name	Zalatoris Acquisition Corp.
Entity Central Index Key	0001846750
Entity Tax Identification Number	86-1837862
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 5801
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	00000
City Area Code	917
Local Phone Number	675-3106
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Public Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Public Warrant
Trading Symbol	TCOA-UN
Security Exchange Name	NYSE
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	TCOA
Security Exchange Name	NYSE
Public Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Public Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	TCOA-WT
Security Exchange Name	NYSE